10. Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Details
2014	$ 549
2015	517
2016	519
2017	469
2018	436
Thereafter	1,253
Total minimum obligation	$ 3,743